USDC	12 Months Ended
Mar. 31, 2022
Usdc
USDC

20 USDC

USDC is a type of digital asset where 1 USDC can be redeemed from the issuer for one US dollar.

The Group generates commissions from EQONEX in USDC.

As at 31 March 2022, the Group held USDC 1,983,767 (31 March 2021: USDC 2,034,800). The Group uses USDC to settle expenses incurred in the normal course of business, such as marketing costs. In addition, the Group held USDC on other exchanges as to aid the liquidation risk management process on EQONEX when client positions are liquidated.